Commitments and Contingencies - Business Combination Agreement (Details)	Jan. 13, 2026 shares	Oct. 01, 2025 Vote $ / shares shares	Mar. 31, 2026 $ / shares	Dec. 31, 2025 $ / shares
Commitments and Contingencies
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.01	$ 0.01
VWAP Thershhold of $13.00
Commitments and Contingencies
Volume weighted average price threshold per share | $ / shares		$ 13
VWAP Thershhold of $15.00
Commitments and Contingencies
Volume weighted average price threshold per share | $ / shares		15
VWAP Thershhold of $17.00
Commitments and Contingencies
Volume weighted average price threshold per share | $ / shares		$ 17
Avalanche Treasury Company, LLC | Class B Ordinary Shares
Commitments and Contingencies
Voting right per share | Vote		1
Avalanche Treasury Company, LLC | Member other than the Seller | Class A
Commitments and Contingencies
Number of shares issued for each member		1
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.01
Avalanche Treasury Company, LLC | Dragonfly Digital Management, LLC (the "Seller") | Class A
Commitments and Contingencies
Number of shares issued for each member		1
Number of shares issuable in business acquisition		4,000,000
Avalanche Treasury Company, LLC | Dragonfly Digital Management, LLC (the "Seller") | Class A | Scenario, stock achieves VWAP thresholds of $13.00, $15.00, and $17.00 per share
Commitments and Contingencies
Number of seller earnout shares issuable in business acquisition		2,000,000
Avalanche Treasury Company, LLC | Dragonfly Digital Management, LLC (the "Seller") | Class B Ordinary Shares
Commitments and Contingencies
Number of shares issued for each member		1
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.01
Number of shares issuable in business acquisition		4,000,000
Avalanche Treasury Company, LLC | Dragonfly Digital Management, LLC (the "Seller") | Class B Ordinary Shares | Scenario, stock achieves VWAP thresholds of $13.00, $15.00, and $17.00 per share
Commitments and Contingencies
Number of seller earnout shares issuable in business acquisition		2,000,000
Avalanche Treasury Company, LLC | Astral and Dragonfly Ventures, L.P ("DV") | Class A
Commitments and Contingencies
Number of shares issued for each member	1
Number of shares issuable in business acquisition	4,000,000
Avalanche Treasury Company, LLC | Astral and Dragonfly Ventures, L.P ("DV") | Class B Ordinary Shares
Commitments and Contingencies
Number of shares issued for each member	1
Number of shares issuable in business acquisition	0